UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one): [ ] is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Eastover Investment Advisors LLC
Address:   4725 Piedmont Row Dr
	   Suite 450
           Charlotte, NC 28210

13F File Number: NA

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Carla Roach
Title:  Chief Compliance Officer
Phone:  704-336-6818 or 229-225-1500
Signature, Place, and Date of Signing: Carla Roach  August 13, 2010

   Carla Roach,  Thomasville, GA Chief Compliance Officer

Report Type (Check only one):

[X]  13F HOLDINGS REPORT

[ ]  13F NOTICE

[ ]  13F COMBINATION REPORT

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co                          Com              88579Y101     1234    15620 SH       SOLE                    15620
Abbott Labs                    Com              002824100     1272    27187 SH       SOLE                    27187
Aflac Incorporated             Com              001055102     1601    37530 SH       SOLE                    37530
At&t Incorporated              Com              00206R102     1562    64564 SH       SOLE                    64564
BB&T Corporation               Com              054937107      452    17183 SH       SOLE                    17183
Bank Of America Corporation    Com              060505104     1998   139057 SH       SOLE                   139057
Bank Of New York Mellon Corpor Com              064058100      254    10268 SH       SOLE                    10268
Bucyrus International Incorpor Com              118759109     1038    21870 SH       SOLE                    21870
Chevron Corporation New        Com              166764100     2441    35973 SH       SOLE                    35973
Chubb Corporation              Com              171232101     1794    35866 SH       SOLE                    35866
Cisco Systems Inc              Com              17275R102     2007    94193 SH       SOLE                    94193
Clorox Company Del             Com              189054109     1394    22425 SH       SOLE                    22425
Conocophillips                 Com              20825C104      201     4089 SH       SOLE                     4089
Corning Incorporated           Com              219350105     1063    65810 SH       SOLE                    65810
Devon Energy Corp              Com              25179M103      780    12810 SH       SOLE                    12810
Eastover Holding Company (PRIV Com              277900916        0    10000 SH       SOLE                    10000
Electronic Arts Incorporated   Com              285512109      387    26905 SH       SOLE                    26905
Emerson Electric Co            Com              291011104      526    12049 SH       SOLE                    12049
Exxon Mobil Corporation        Com              30231G102     1940    33996 SH       SOLE                    33996
Flowserve Corporation          Com              34354P105     1534    18088 SH       SOLE                    18088
Fluor Corporation New          Com              343412102     1670    39302 SH       SOLE                    39302
General Electric               Com              369604103      502    34840 SH       SOLE                    34840
Gilead Sciences Incorporated   Com              375558103      965    28139 SH       SOLE                    28139
Hewlett Packard Co             Com              428236103     1618    37387 SH       SOLE                    37387
Home Depot Incorporated        Com              437076102     1729    61602 SH       SOLE                    61602
Honeywell International Incorp Com              438516106     2114    54167 SH       SOLE                    54167
Intel Corp                     Com              458140100     2561   131689 SH       SOLE                   131689
International Business Machine Com              459200101      325     2633 SH       SOLE                     2633
Ishares MSCI EAFE Index Fund   Com              464287465      366     7870 SH       SOLE                     7870
Ishares Tr Msci Emerg Mkt      Com              464287234     1277    34229 SH       SOLE                    34229
Ishares Tr Rusl 2000 Grow      Com              464287648      791    11876 SH       SOLE                    11876
Ishares Tr Rusl 2000 Valu      Com              464287630      914    16022 SH       SOLE                    16022
Ishares Tr Russell 2000        Com              464287655      432     7075 SH       SOLE                     7075
Ishares Tr Russell Mcp Gr      Com              464287481     1690    38670 SH       SOLE                    38670
Ishares Tr Russell Mcp Vl      Com              464287473     1308    35896 SH       SOLE                    35896
Ishares Tr S&p 500 Index       Com              464287200      323     3119 SH       SOLE                     3119
JP Morgan Chase                Com              46625H100     1645    44937 SH       SOLE                    44937
Johnson & Johnson              Com              478160104     2479    41977 SH       SOLE                    41977
Kohls Corporation              Com              500255104     1390    29273 SH       SOLE                    29273
McDonalds Corp                 Com              580135101      300     4554 SH       SOLE                     4554
Microsoft Corporation          Com              594918104     1749    76008 SH       SOLE                    76008
Nucor Corporation              Com              670346105     1568    40950 SH       SOLE                    40950
PHILIP MORRIS INTERNATIONAL IN Com              718172109      302     6595 SH       SOLE                     6595
PNC Finl Svcs Group Incorporat Com              693475105      250     4416 SH       SOLE                     4416
Pepsico Inc                    Com              713448108     2339    38373 SH       SOLE                    38373
Pfizer Inc                     Com              717081103      179    12522 SH       SOLE                    12522
Piedmont Nat Gas Incorporated  Com              720186105      417    16465 SH       SOLE                    16465
Procter & Gamble Co            Com              742718109     2325    38764 SH       SOLE                    38764
Royal Bk Cda Montreal Que (CAN Com              780087102      935    19570 SH       SOLE                    19570
Schlumberger                   Com              806857108     1865    33700 SH       SOLE                    33700
Target Corp                    Com              87612E106     1390    28274 SH       SOLE                    28274
Thermo Fisher Scientific Incor Com              883556102     1618    32977 SH       SOLE                    32977
Unifi Incorporated             Com              904677101       61    16082 SH       SOLE                    16082
Vanguard Emerging Markets Etf  Com              922042858      428    11255 SH       SOLE                    11255
Vanguard Growth Etf            Com              922908736      205     4221 SH       SOLE                     4221
Vanguard Intl Equity Index Fd  Com              922042775     1398    36425 SH       SOLE                    36425
Vanguard Small Cap Etf         Com              922908751     1465    25888 SH       SOLE                    25888
Verizon Communications         Com              92343V104      600    21410 SH       SOLE                    21410
Vulcan Matls Company           Com              929160109      614    14015 SH       SOLE                    14015
Yadkin Valley Financial Corpor Com              984314104      114    33689 SH       SOLE                    33689
Merrill Private Equity Focus F                  mlpe           728 1245.000 SH       SOLE                 1245.000
Dodge & Cox International Stoc                  256206103     3894 137155.856SH      SOLE               137155.856